Trade and other receivables - Aging analysis (Details) - CAD ($)	May 31, 2024	Aug. 31, 2023
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 9,863	$ 59,364
0 - 30
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	1,512	13,986
91 and over
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 8,351	$ 45,378